Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

November 4, 2015

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549-1090	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 Colleen.Meyer@ropesgray.com

Re:  Schroder Capital Funds (Delaware) (File Nos. 2-34215; 811-1911)

Ladies and Gentlemen:

On behalf of Schroder Capital Funds (Delaware) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on October 14, 2015 under Rule 497(e) (Accession No. 0001104659-15-070615) to the Advisor Shares, Investor Shares and R6 Shares Prospectus dated September 28, 2015.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at 415-315-6366.

Regards,

/s/ Colleen B. Meyer, ESQ.
Colleen B. Meyer, ESQ.

cc:	Carin F. Muhlbaum, Esq.
Abby L. Ingber, Esq.
Reid B. Adams, Esq.
Timothy W. Diggins, Esq.